Investments In Associates & Joint Ventures (Tables)	12 Months Ended
Jul. 31, 2020
Disclosure Of Associate And Joint Ventures [Abstract]
Schedule of ownership interest in other entities
For the year ended	July 31, 2020			July 31, 2019
	Truss LP	Other	Total	Truss LP	Other	Total
	$	$	$	$	$	$
Opening Balance	51,786	1,063	52,849	—	—	—
Cash contributed to investment	29,155	1,231	30,386	11,476	1,106	12,582
Fair value of warrant consideration	—	—	—	42,386	—	42,386
Capitalized transaction costs	—	109	109	720	125	845
Share of net loss for the year	(5,975)	(356)	(6,331)	(2,796)	(168)	(2,964)
Impairment	—	(707)	(707)	—	—	—
Ending Balance	74,966	1,340	76,306	51,786	1,063	52,849

Schedule of investment in associate
	Truss LP
As at	July 31, 2020	July 31, 2019
Statement of Financial Position	$	$
Cash and cash equivalents	19,561	14,318
Current assets (excluded cash and cash equivalents)	7,867	5,701

Non- current assets	66,863	7,880

Current liabilities	11,112	7,477
Non-current liabilities	8,903	—

Schedule of investment in joint venture

Period	year ended July 31, 2020	11 months ended July 31, 2019
Statement of Comprehensive Loss
Revenue	705(1)	—

Operating expenses excluding depreciation and amortization	(12,243)	(6,579)
Depreciation and amortization	(617)	—
Other expenses	(7)	—
Loss from operations	(13,423)	(6,579)
Interest income	1	—
Interest expenses	(233)	—
Income tax expenses	—	—
Total comprehensive loss	(13,655)	(6,579)

[1]The Company notes, the revenues of Truss LP are rental fees paid by the Company for the sublease it has with the sub-lessor, Truss LP.

Schedule for reconciliation of investment in associate
For the year ended	July 31, 2020	July 31, 2019
	$	$
Opening net assets	20,423	—
Acquisition of associate/capital calls	68,600	27,002
Total comprehensive loss	(14,059)	(6,579)
Closing net assets	74,964	20,423
Interest in associate	42.5%	42.5%
Interest in associate value	31,860	8,680
Fair value of warrant consideration	42,386	42,386
Capitalized transaction costs	720	720
Total interest in associate value	74,966	51,786